Lease liability rollforward (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance as of beginnning	R$ 2,776	R$ 3,751	R$ 1,180
Addition - Lease	919	1,240	682
Lease modification	628	621	138
Interest provision	302	415	170
Amortizations	(468)	(756)	(267)
Write-off due to early termination of agreement	(106)	(518)	(1)
Company acquisition			1,817
Conversion currency adjustment		433	32
Exchange rate and monetary variation		1
Transfer to parent company		9
Discontinued operation		(2,416)
Corporate restructuring		(4)
Balance as of end	4,051	2,776	R$ 3,751
Current	244	172
Non-current	R$ 3,807	R$ 2,604